Marketable debt securities - Mortgage-backed bonds (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial liabilities
Total financial liabilities	$ 1,259,588	$ 1,191,900
Marketable debt securities
Financial liabilities
Total financial liabilities	103,062	96,296
Mortgage-backed bonds
Financial liabilities
Financial liabilities	115	148
Total financial liabilities	115	148
Mortgage-backed bonds May 25, 2032 - One
Financial liabilities
Financial liabilities	$ 100	$ 133
Rate (as a percent)	5.00%	5.00%
Mortgage-backed bonds May 25, 2032 - Two
Financial liabilities
Financial liabilities	$ 15	$ 15
Rate (as a percent)	6.40%	6.40%